UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		9 Months Ended
		Sep. 30, 2019	Sep. 30, 2018
OPERATING ACTIVITIES
Net income/(loss)		$ (10,428)	$ 93,383
Adjustments to reconcile net (loss)/income to net cash provided by operating activities:
Depreciation and amortization		63,188	75,171
Equity in net earnings of affiliate		(2,773)	71
Movement in deferred tax liability		3,086	1,326
Amortization of deferred charges and Partnership guarantee		2,015	5,974
Drydocking expenditure		(9,859)	(12,027)
Foreign exchange losses/(gain)		351	(671)
Unit options expense		177	174
Dividends received from affiliate		2,018	0
Interest element included in obligation under capital lease, net		7	(34)
Gain on recognition of net investment in leased vessel		(4,195)	0
Sales-type lease payments received in excess of interest income		1,477	0
Change in market value of derivatives		53,836	(33,420)
Change in assets and liabilities:
Trade accounts receivable		12,078	(26,731)
Inventories		(1,089)	465
Other current assets and other non-current assets		833	2,989
Amount due to/(from) related parties		2,365	(2,783)
Trade accounts payable		(2,067)	(3,127)
Accrued expenses		4,779	(4,104)
Other current and non-current liabilities		(3,595)	(3,174)
Net cash provided by operating activities		112,204	93,482
INVESTING ACTIVITIES
Additions to vessels and equipment		(10,074)	(6,317)
Acquisition of Hilli Common Units		(10,296)	0
Dividends received from affiliate		10,529	0
Net cash used in investing activities		(9,841)	(6,317)
FINANCING ACTIVITIES
Proceeds from issuance of equity, net of issue costs		0	13,854
Repayment of debt		(63,853)	(134,583)
Proceeds from debt		25,000	1,419
Repayments of obligation under capital lease		(1,169)	(967)
Advances from related party for Methane Princess lease security deposit		448	481
Cash distributions paid		(95,021)	(133,416)
Financing costs paid		0	(1,699)
Common units buy-back and cancelled		(1,565)	(9,477)
Net cash used in financing activities		(136,160)	(264,388)
Effect of exchange rate changes on cash, cash equivalents and restricted cash		(4,637)	(3,845)
Net decrease in cash, cash equivalents and restricted cash	[1]	(38,434)	(181,068)
Cash, cash equivalents and restricted cash at beginning of period	[1],[2]	269,092	429,887
Cash, cash equivalents and restricted cash at end of period	[1],[2]	$ 230,658	$ 248,819

[1]	Included within restricted cash are security deposits for our capital lease, debt facility and performance guarantees issued to the charterers.
[2]	The following table identifies the balance sheet line-items included in ‘cash, cash equivalents and restricted cash’ presented in the consolidated statements of cash flows:

	September 30,	December 31,	September 30,	December 31,
(in thousands of $)	2019	2018	2018	2017
Cash and cash equivalents	51,961	96,648	75,781	246,954
Restricted cash and short-term deposits	48,743	31,330	27,106	27,306
Restricted cash - non-current	129,954	141,114	145,932	155,627
	230,658	269,092	248,819	429,887